Settlement of Consulting Contract	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
SETTLEMENT OF CONSULTING CONTRACT

NOTE 14 – SETTLEMENT OF CONSULTING CONTRACT

On March 29, 2018, the Company entered into a five-year Agency Agreement (the "Agency Agreement") with H&H Metals Corp., a New York corporation ("H&H"). Under the terms of the Agency Agreement, H&H agreed to provide certain advisory services in regard to natural resources activities and to assist in securing purchasers for minerals produced from its mining properties.

On January 16, 2019, as a condition for entering into the Purchase Agreement (Note 3), the Company negotiated a termination of the Agency Agreement (the "Termination Agreement") with H&H. Under the terms of the Termination Agreement, the Company paid H&H $600,000 in cash and agreed to pay an additional $200,000 within 18 months. The Company also issued 250,000 shares of its common stock with a fair value of $100,000 to H&H. In addition, Phillip H. Holme, a principal of H&H, became a director of the Company. In April 2020, Mr. Holme passed away unexpectedly. No decision has been made at this time about a replacement to fill the vacancy on the Board of Directors caused by Mr. Holme's death.

The Company recognized a loss on settlement of consulting contract of $900,000 during the year ended December 31, 2019. The balance of $200,000 was due in July 2020, under the terms of the settlement agreement. This payment has not yet been paid.